Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Unconsolidated structured entities | Assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	₩ 25,342,850	₩ 19,568,463
Unconsolidated structured entities | Loans
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets		6,609,896
Unconsolidated structured entities | Loans measured at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	1,307,688
Unconsolidated structured entities | Loans at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	7,437,936
Unconsolidated structured entities | Trading assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets		3,553,648
Unconsolidated structured entities | Securities at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	9,846,381
Unconsolidated structured entities | Derivative assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	16,968	14,218
Unconsolidated structured entities | Available-for-sale financial assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets		6,126,795
Unconsolidated structured entities | Securities at fair value through other comprehensive income
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	2,367,959
Unconsolidated structured entities | Held-to-maturity financial assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets		3,259,451
Unconsolidated structured entities | Securities at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	4,277,675
Unconsolidated structured entities | Other assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	88,243	4,455
Unconsolidated structured entities | Liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	9,607	6,064
Unconsolidated structured entities | Derivative liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	111	4,448
Unconsolidated structured entities | Other liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	9,496	1,616
Assets-backed securitization | Assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	11,286,989	9,006,548
Assets-backed securitization | Loans
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets		329,776
Assets-backed securitization | Loans measured at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	292
Assets-backed securitization | Loans at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	478,998
Assets-backed securitization | Trading assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets		3,201,400
Assets-backed securitization | Securities at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	4,263,817
Assets-backed securitization | Derivative assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	16,390	14,218
Assets-backed securitization | Available-for-sale financial assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets		2,200,974
Assets-backed securitization | Securities at fair value through other comprehensive income
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	2,244,364
Assets-backed securitization | Held-to-maturity financial assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets		3,259,451
Assets-backed securitization | Securities at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	4,277,675
Assets-backed securitization | Other assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	5,453	729
Assets-backed securitization | Liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	5,479	5,005
Assets-backed securitization | Derivative liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	111	4,448
Assets-backed securitization | Other liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	5,368	557
Structured financing | Assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	7,859,117	6,592,859
Structured financing | Loans
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets		6,189,042
Structured financing | Loans measured at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	504,571
Structured financing | Loans at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	6,925,438
Structured financing | Trading assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets		958
Structured financing | Securities at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	288,757
Structured financing | Derivative assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	578	0
Structured financing | Available-for-sale financial assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets		400,283
Structured financing | Securities at fair value through other comprehensive income
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	91,316
Structured financing | Held-to-maturity financial assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets		0
Structured financing | Securities at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	0
Structured financing | Other assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	48,457	2,576
Structured financing | Liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	4,128	1,050
Structured financing | Derivative liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	0	0
Structured financing | Other liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	4,128	1,050
Investment funds | Assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	6,196,744	3,969,056
Investment funds | Loans
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets		91,078
Investment funds | Loans measured at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	802,825
Investment funds | Loans at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	33,500
Investment funds | Trading assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets		351,290
Investment funds | Securities at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	5,293,807
Investment funds | Derivative assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	0	0
Investment funds | Available-for-sale financial assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets		3,525,538
Investment funds | Securities at fair value through other comprehensive income
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	32,279
Investment funds | Held-to-maturity financial assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets		0
Investment funds | Securities at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	0
Investment funds | Other assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	34,333	1,150
Investment funds | Liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	0	9
Investment funds | Derivative liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	0	0
Investment funds | Other liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	₩ 0	₩ 9